Average Annual Total Returns{- Strategic Advisers® Emerging Markets Fund} - 02.28 Strategic Advisers Emerging Markets Fund PRO-13 - Strategic Advisers® Emerging Markets Fund	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	20.37%	13.34%	4.00%	20.19%	13.07%	3.80%	12.35%	10.76%	3.25%	18.32%	12.84%	3.67%